As filed with the Securities and Exchange Commission on February 18 , 200 4

File Nos. 333-21311 and 811-8049

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amdnedment No.

Post-Effective Amendment No.  8

AND

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

2 Greenwich Plaza

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

 Lillian R. Killian, C.F.A.

    (Name and Address of Agent for Service)

Copy to:

Thomas R. Westle, Esq.

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

    [X] immediately upon filing pursuant to paragraph (b)

    [   ] on pursuant to paragraph (b)

    [   ] 60 days after filing pursuant to paragraph (a)(1)

    [   ] on, pursuant to paragraph (a)(1)

    [   ] 75 days after filing pursuant to paragraph (a)(2)

    [   ] on (date) pursuant to paragraph (a) (2), of rule 485 (b)

THE IPO PLUS

AFTERMARKET FUND

Renaissance Capital Greenwich Funds

Prospectus

January 30, 200 4

Investment Objective: Capital Appreciation

The IPO Plus Aftermarket Fund (the “IPO Fund”) seeks capital appreciation by investing in the common stocks of Initial Public Offerings (“IPOs”) on the offering and in the aftermarket.

Investment Adviser: Renaissance Capital

Renaissance Capital Corporation (“Renaissance Capital”), a registered investment adviser, serves as the IPO Fund’s investment adviser. Renaissance Capital is internationally recognized as a leading provider of research on initial public offerings.

No Front-end or Back-end Sales Load

See “Fees and Expenses of the Fund” for further information.

Minimum Initial Investment

	Through March 31, 2004	Beginning April 1, 2004
Regular Account:	$2,500	$5,000
IRA/Roth/SEP	$500	$2,500
In conjunction with an Automatic Investment Plan	$1,500	$1,000

Investors should read this P rospectus and

keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved the shares of the IPO F und. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any person who tells you that the Securities and Exchange Commission has made such an approval or determination is committing a crime.

Renaissance Capital Corporation

Two Greenwich Plaza

Greenwich, CT 06830

1-888-IPO-FUND

www.IPOhome.com

TABLE OF CONTENTS

Prospectus 1

Risk/Return Summary 3

Annual Total Returns 3

Fees and Expenses of the IPO Fund 4

Investment Objectives, Strategy & Risks 5

Investment Policies and Techniques 7

Management of the IPO Fund 8

Shareholder Information 11

Investing in the IPO Fund 12

Redeeming IPO Fund Shares 15

Dividend and Tax Matters 19

Distribution Arrangements 20

Financial Highlights 21

Additional Information 22

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The IPO Fund seeks appreciation of capital.

PRINCIPAL STRATEGIES

The IPO Fund pursues this objective by investing in the common stocks of IPOs on the offering and in the aftermarket. Renaissance Capital uses its research and statistical information on IPOs in selecting securities for the IPO Fund’s portfolio.

PRINCIPAL RISKS

Investing in IPOs entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.  The IPO Fund is also subject to risk common to all equity mutual funds.  These and other risk factors are described in “Risks.”  You could lose money if you invest in the IPO Fund.  Investing in the IPO Fund is best suited for individuals who are not concerned with or who do not require investment income.

Year-by-Year Total Returns

(Insert bar chart here)

1998	18.34%
1999	114.90%
2000	-41.52%
2001	-51.85%
2002	-21.49%
2003	52.20%

Average Annual Total Returns for periods ended 12/31/03

			Since Inception
	One-Year	Five-Year	(12/19/97)
IPO Fund	52.20%	6.28%	2.50%
S&P 500 Index*	28.68%	0.57%	3.76%
Russell 2000 Index**	47.25%	7.13%	5.42%
NASDAQ Composite***	50.77%	1.45%	4.49%

The table above compares the returns of the IPO Fund with those of the S&P 500 Index, the Russell 2000 Index and the NASDAQ Composite.  Past performance does not guarantee future results.

*The S&P 500 Index is a widely recognized unmanaged index of common stock prices.

**The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

*** The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

IPO Fund’s Best Quarter

12/99

71.64%

IPO Fund’s Worst Quarter

12/00    -38.81%

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the IPO Fund.

Shareholder Fees

(fees paid directly from your investment)

Sales Charge on Purchases	None
Sales Charge on Reinvested Dividends	None
Deferred Sales Charge	None
Redemption Fee on Shares Held 90 Days or Fewer	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from IPO Fund assets)

Management Fees	1.50%
Distribution/Service (12b-1) Fees	.50%
Other Expenses	1.93%
Total Annual Operating Expenses	3.93%
Waiver Recoupment (a)	(1.43)%
Net Annual Fund Operating Expense	2.50%

Example

(to help you compare the cost of investing in the IPO Fund to other mutual funds)

The example assumes that you invest $10,000 in the IPO Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return for each year and that the IPO Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$253	$779	$1331	$2836

--------------------------------------------------------------------------------------------

(a) Renaissance Capital has agreed to defer or waive fees or absorb some or all of the expense of the IPO Fund in order to limit Total Annual Operating Expenses to 2.5%.  Subject to the 2.5% limitation, such fee deferrals and expense absorptions are subject to later recoupment on a three-year basis if such recoupment an be achieved within the forgoing expense limits.  At September 30, 2003, the expense ratio was 2.5%.  Renaissance Capital is voluntarily capping expenses at 2.5% through February 2005.

INVESTMENT OBJECTIVE, STRATEGY & RISKS

Investment Objective

The IPO Fund seeks appreciation of capital.  The IPO Fund gives individual investors the opportunity to invest in a diverse selection of IPOs that may not otherwise be accessible to individuals.  This objective may not be changed without shareholder approval.

Investment Strategy

The IPO Fund pursues this objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of the common stocks of IPOs at the time of the offering and in subsequent aftermarket trading.  For purposes of this policy, net assets include any borrowings for investment purposes.  The IPO Fund will change this policy only after 60 days notice to shareholders. Aftermarket trading is the secondary trading in an IPO after the initial issuance of shares to public shareholders.  The IPO Fund will limit aftermarket investments to those IPOs that have one or more of the following characteristics: (i) limited research; (ii) unseasoned trading; (iii) limited float; (iv) limited public ownership; (v) limited operating history; or (vi) are relatively unknown in the U.S. capital markets.  Each of these characteristics distinguishes these companies from established companies that trade in the broader stock market. Academic and financial literature consider the aftermarket period for IPOs to be up to ten years.  Investments may be made in both large and small capitalization companies.  The IPO Fund may also sell securities short.  See “Investment Policies and Techniques”.

Access to Hot Issues

Due to intense demand for a limited number of shares of certain “hot issues”, individual investors acting alone may have difficulty obtaining shares of IPOs at the offering price.  A “hot issue” is any newly issued security which, at the time of its offering, trades in the aftermarket at a price in excess of its offering price.  In addition, individual investors may also be limited to those IPOs underwritten by the broker with whom the individual investor has an account.  By virtue of its size and institutional nature, the IPO Fund may have greater access to IPOs at the offering price.  However, there is no assurance that the IPO Fund will be able to obtain allocations of “hot issues.”

Independent IPO Research

Renaissance Capital uses its research and statistical information on IPOs in selecting securities for the IPO Fund’s portfolio.  This research is used to analyze the business, fundamentals, financial results, management control issues and proposed valuation of the IPO.  Prior to the initial public offering of an IPO and for a period of time thereafter, underwriters and brokerage firms involved in the underwriting are prohibited from providing any commentary or disseminating research on these companies to the general public. Future research distributed by an underwriter may not be considered to be independent due to the financial benefits derived from the underwriting.

Renaissance Capital employs proprietary statistical information on IPO performance trends, number of pending IPOs, industry sectors, and valuation trends to determine the overall tone of market activity. Other information sources used by Renaissance Capital may include the IPO’s prospectus filed with the SEC, discussions and meetings with management, periodic corporate financial reports, press releases, general economic and industry data supplied by government agencies and trade associations, and research reports prepared by broker/dealers.

Risks

As with all mutual funds, investing in the IPO Fund involves certain risks. There is no guarantee that the IPO Fund will meet its investment objective or that it will perform as it has in the past.  You may lose money if you invest in the IPO Fund.  Accordingly, you should consider the risks described below, as well as the risks described in the Statement of Additional Information (“SAI”), before you decide to invest in the IPO Fund.

Special Risks of IPOs

By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  The limited number of shares available for trading in some IPOs may make it more difficult for the IPO Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign initial public offerings are subject to foreign political and currency risks.  Many IPOs are issued by undercapitalized companies of small or microcap size.

Risks Common to all Mutual Funds

In general, mutual funds are subject to two common risks:

Market risk is the risk that the market value of a security will go up or down, sometimes rapidly or unpredictably, depending on the supply and demand for the type of security.  These fluctuations may cause a security to be worth more or less than the price the IPO Fund originally paid for it.  Market risk applies to individual securities, industries, sectors of the economy, and the entire market and is common to all investments.

Manager risk is the risk that the IPO Fund’s portfolio managers may use a strategy that does not produce the intended result.  Manager risk also refers to the possibility that the portfolio manager’s strategy may not achieve the IPO Fund’s investment objective.

INVESTMENT POLICIES AND TECHNIQUES

Under normal circumstances, the IPO Fund will invest at least 80% of its net assets in the common stocks of the IPOs on the offering and in the aftermarket.  The IPO Fund may also invest up to 20% of its net assets in the common stocks of issuers that are not IPOs.  The following provides a brief description of some additional types of securities in which the IPO Fund may invest including certain transactions it may enter into and techniques described herein without shareholder approval unless a policy is expressly deemed to be changeable only by shareholder vote.

Short Selling

The IPO Fund may from time to time sell securities short.  A short sale is a transaction in which the IPO Fund sells borrowed securities in anticipation of a decline in the market price of the securities.  The IPO Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the IPO Fund replaces the borrowed security.  All short sales must be fully collateralized, and the IPO Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the IPO Fund exceeds 33 1/3% of its net assets.

Temporary Defensive Investing

When Renaissance Capital deems market or economic conditions to be unfavorable, the IPO Fund may assume a defensive position by temporarily investing up to 100% of its assets in cash or high quality money market instruments, such as short-term U.S. government obligations, commercial paper, or repurchase agreements, seeking to protect its assets until conditions stabilize.

Investment in Foreign Issuers

The IPO Fund may invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers.  However, investment may be made without limitation in securities of foreign issuers that are registered with the SEC and trade on a U.S. stock exchange.  Such investments will be made either directly in such issuers or indirectly through American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) or closed-end investment companies.

Portfolio Turnover

The IPO Fund may make short-term investments when it is deemed desirable to do so. The IPO Fund may, from time to time, sell a security without regard to the length of time that it has been held to realize a profit or to avoid an anticipated loss.  Short-term transactions produce higher portfolio turnover rates than would otherwise be the case, resulting in the likelihood of larger expenses (including brokerage commissions) than are incurred by mutual funds that engage primarily in long-term transactions. The IPO Fund’s portfolio turnover rate was 212.31% for the 12 months ended September 30, 2003.

Additional Investment Techniques

The IPO Fund may invest in derivatives, such as futures and options, which will subject the IPO Fund to additional risks, including increased volatility and a disproportionate impact on the IPO Fund’s performance. The IPO Fund also may invest in illiquid and restricted securities, convertible securities, and repurchase agreements, and may sell securities short and engage in securities lending.  The IPO Fund may use borrowed money to purchase securities, which is a form of leverage.  Each of these investment techniques involves additional risks, which are described in detail in the SAI.

MANAGEMENT OF THE IPO FUND

Investment Adviser

Renaissance Capital, located at Two Greenwich Plaza, Greenwich, CT,

06830, serves as the investment adviser pursuant to an Investment Advisory Agreement (the “Investment Advisory Agreement”), which provides that Renaissance Capital will furnish continuous investment advisory services and management to the IPO Fund, subject to the overall authority of the IPO Fund’s Board of Trustees.

Renaissance Capital specializes in researching IPOs and has been providing its proprietary research, primarily to institutional investors, since 1992.  Renaissance Capital is internationally recognized as a leading provider of research on initial public offerings.  Renaissance Capital has analyzed and built a proprietary research database of more than 3,900 IPOs.  Renaissance Capital believes it is the leading provider of such research to institutional investors.  In addition, Renaissance Capital makes full-length and abridged versions of its original research available to a wide group of investors through various electronic delivery media.  This research and statistical information on IPOs is used in selecting securities for the IPO Fund.

Renaissance Capital supervises and manages the investment portfolio of the IPO Fund and directs the day-to-day management of the IPO Fund’s investment portfolio. For its services, Renaissance Capital will receive an annual fee of 1.5% on the average daily net assets of the IPO Fund.  Renaissance Capital may, from time to time, voluntarily agree to defer or waive fees or absorb some or all of the expenses of the IPO Fund.  In the event it should do so, such fee deferrals and expense absorptions are subject to later recoupment for a period of three years.

Portfolio Managers

The principals of Renaissance Capital are responsible for the day-to-day management of the IPO Fund’s portfolio.  Each individual has more than 20 years of relevant portfolio management, securities analysis and corporate finance experience prior to forming Renaissance Capital.

Linda R. Killian, C.F.A.

Founder and Principal of Renaissance Capital, her 24-year professional experience spans investment management and equity research.

Before forming Renaissance Capital, she was a portfolio manager and analyst with Wertheim Schroder Investment Services, where she managed broadly diversified equity and balanced accounts for pension, high net worth and not-for-profit organizations.  Her analytic coverage included health care, retailing, telecommunications services, consumer products and media.  Prior to Wertheim Schroder, she was a portfolio manager and equity analyst with Citicorp Investment Management where she created, managed and researched the Medium Capitalization Stock Fund, one of the first investment vehicles focusing on the mid-cap sector. Over her six years at Citicorp, she also covered a variety of industries as an analyst, including telecommunication services, special situations, multi-industry companies and mid-capitalization companies.  Before joining Citicorp, she was a member of the Utility Corporate Finance Group at The First Boston Corporation, where she was involved in numerous utility debt and equity financings and specialized in financial issues pertaining to diversification and deregulation.  As a public utility finance professional, she appeared as an expert witness before public utility commissions and published articles on deregulation in industry journals.

Ms. Killian earned an M.B.A. from the Wharton School in 1979 and a B.A. from New York University in 1972, where she was designated an Outstanding Scholar.  She is a Chartered Financial Analyst and is active in the New York Society of Security Analysts.

Kathleen Shelton Smith

Founder and Principal of Renaissance Capital, her 24-year professional experience consists of investment banking and equity research involving technology and emerging growth companies.  Her industry expertise is broad including technology, communications, health care and industrial companies.

Prior to forming Renaissance Capital in 1991, she was a director of Merrill

Lynch Capital Markets’ Technology and Emerging Growth Investment Banking Group.  Her experience includes mergers and acquisitions and numerous public equity offerings.  She has been the investment banker for many IPOs including Cabletron Systems, EMC Corporation and United States Cellular.  Over the years she has been a keynote speaker at many highly regarded Technologic Conferences including the conferences on Personal Computers, Communications, Software and Semiconductors.

Ms. Smith earned an M.B.A. from the Wharton School in 1979 and a B.A., Phi Beta Kappa, from the Pennsylvania State University in 1976.  She is certified by the NASD as a general securities principal.

William K. Smith

Founder and President of Renaissance Capital, his 25-year professional experience covers equity research, investment banking, financial restructuring and management consulting.

Prior to forming Renaissance Capital, he was an investment banking senior vice president at Kidder Peabody where he was a founding member of Kidder’s Financial Restructuring Group.  This group was involved in numerous significant and complex restructuring assignments.  His industry experience spans electrical equipment, retailing, steel, energy, health care, automotive, technology, publishing, banking and insurance.  He was a vice president in the Corporate Finance Group at Bear Stearns prior to Kidder Peabody.  While at Bear Stearns, he specialized in corporate restructurings, valuations and mergers & acquisitions.  Before that, he was a senior manager in management consulting at the Touche Ross Financial Services Center where he specialized in valuations and mergers & acquisitions for a broad cross section of clients.  He is the author of the book, “Strategic Growth Through Mergers and Acquisitions,” which was published by Prentice Hall in the United States and Japan.

Mr. Smith earned an M.B.A. in finance from the Wharton School in 1978 and a B.S. in Electrical Engineering from Villanova University in 1973. He is certified by the NASD as a general securities principal and a financial and operations principal.

SHAREHOLDER INFORMATION

Net Asset Value

Net asset value for the IPO Fund is determined as of the end of regular trading hours on the New York Stock Exchange  (generally 4:00 p.m. Eastern Time) on days that the New York Stock Exchange is open.  The net asset value per share is determined by dividing the market value of the IPO Fund’s securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the IPO Fund’s shares outstanding.  The IPO Fund’s net asset value per share is available on the NASDAQ under the symbol IPOSX.

Automatic Investment Plan

The IPO Fund offers an Automatic Investment Plan whereby an investor may automatically purchase shares of the IPO Fund on a monthly or quarterly basis ($100 minimum per transaction).  Applications to establish the Automatic Investment Plan are available from the IPO Fund. The minimum initial investment to open an IPO Fund account is reduced to $1,000 ($1,500 through March 31, 2004) when a monthly Automatic Investment Plan is also established.

Retirement Plans

The IPO Fund offers various tax-sheltered retirement plans that allow investors to invest for retirement and to shelter some of their income from taxes.  Application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent of the IPO Fund upon request.  These Retirement Plans include Individual Retirement Accounts (“IRAs”), Roth IRAs, Rollover IRAs and SEP IRAs.

Minimum Account Balance

The IPO Fund reserves the right to redeem shares held in any account at its option upon sixty days written notice if the value of the account falls below $500 for reasons other than market conditions and remains so during the notice period.

INVESTING IN THE IPO FUND

Shares of the IPO Fund may be purchased directly from the IPO Fund, or through an account maintained with a securities broker or other financial institution.  Investors may be charged a fee if they effect transactions through a securities broker or agent.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash will be accepted. A $25 fee may be charged against an investor’s account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons.  The investor will also be responsible for any losses suffered by the IPO Fund as a result.  The IPO Fund reserves the right to reject any purchase order for IPO Fund shares. No share certificates will be issued.

The minimum purchase requirements, which may be waived in certain circumstances, are $5,000 for regular accounts and $2,500 for IRAs. Additional investments are $100.  Questions about the IPO Fund can be answered by calling toll-free 1-888-476-3863.

Procedure for Purchasing IPO Fund Shares

	To Open an Account:	To Add to an Account:
By Mail:

Complete and sign the New Account Application or IRA Application. Make sure the check is payable to the IPO Fund and mail to:

The IPO Fund

C/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE  68137

Complete the investment slip included with your account statement and write your account number on your check made payable to the IPO Fund, and mail to the address to the left. If you don’t have an investment slip, put the account name and number on the check.

By Phone:	Telephone transactions may not be used for initial purchases.	Call toll-free 1-888-476-3863 to initiate an electronic transfer. Pre- established bank account information will be required.
By Wire:

Prior to the wire purchase, you must call 1-888-476-3863 for an investor account number. At the same time, you must also complete a New Account or IRA Application. Then wire funds care of:

First National Bank of Omaha

ABA#: 104000016

For Credit to: Renaissance Funds

DDA# 110198310

FBO:  IPO Plus Fund

Name/Title on the Account

Account number

Follow the instructions at the left. Please note that wires may be rejected if they do contain complete account information. not contain complete
By Internet:	You may open an account through the IPO Fund’s web site www.IPOhome.com. Please read the section entitled, “Transactions Through www.IPOhome.com” for more complete information about this feature.

You can purchase shares in an existing account through the Fund’s web site www.IPOhome.com. To establish Internet transaction privileges, you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on the New Account Application or IRA Application.

Purchases by Mail

The New Account Application or IRA Application, if properly filled out and accompanied by a check made payable to the IPO Fund, will be processed upon receipt by the Transfer Agent.  If the Transfer Agent receives your order and payment by the close of regular trading (generally 4:00 p.m. Eastern Time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

Purchases Through Financial Service Agents

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or fees that may be different from those described in this Prospectus.  Certain Financial Service Agents may receive compensation from the IPO Fund. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Financial Services Agent receives your request in good order. The Financial Service Agent must send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day from the date of the trade.

Purchases by Telephone

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions.  Telephone transactions may not be used for initial purchases. Your account must already have banking information established prior to initiating telephone transactions.  Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives your request in good order.  Most telephone transactions are completed within three business days after you call to place the order.  To preserve flexibility, the IPO Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the IPO Fund does not expect to charge a fee.

The IPO Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the IPO Fund will not be liable for any loss, cost or expense for acting upon an investor’s telephone instructions or for any unauthorized telephone redemption.  As a result of this policy, the investor will bear the risk of any loss unless the IPO Fund has failed to follow such procedure(s).

Purchases by Wire

Prior to the wire purchase you must call 1-888-476-3863 for an investor account number.  At the same time you must also complete a New Account Application, or IRA Application if applicable. As soon as possible after wiring the money, send the Application to the IPO Fund. The IPO Fund must receive a properly completed Application to establish transaction privileges. If the IPO Fund does not receive your original Application, it may delay payment of redemption proceeds and withhold taxes. You should contact your bank  (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases by Internet

For complete information regarding Internet transactions, please see the section entitled “Transactions Through www.IPOhome.com”.

REDEEMING IPO FUND SHARES

You may sell (redeem) your shares at any time.  A fee will be charged on the redemption of shares equal to 2% of the redemption price of shares of the IPO Fund held 90 days or fewer that are being redeemed.  There is no redemption fee for the sale of shares held longer than 90 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions.  Reinvested distributions will be sold first without a fee. The redemption fee will be applied on a share-by-share basis using the “first shares in, first shares out” method. Therefore, the oldest shares are considered to have been sold first. The redemption fee is paid directly to commissions, market impact, and other costs associated with short-term the Fund and is designed to offset brokerage trading.  Any excess fee proceeds will be added to the IPO Fund’s income.

Ordinarily, the IPO Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed request.  However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted.  Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received has cleared, which may take up to 10 calendar days from the purchase date.

Payment of the redemption proceeds for shares of the IPO Fund where an investor requests wire payment will normally be made in federal funds on the next business day. Written instructions to change or add a wire address require that signatures for all account holders be guaranteed. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the New Account Application or IRA Application or in written instructions subsequently received by the Transfer Agent, and only if it is a commercial bank and a member of the Federal Reserve System. The Transfer Agent currently charges a $10 fee for each payment made by wire of redemption proceeds, which will be deducted from the investor’s proceeds.

Procedure for Requesting Redemption

You may request the sale of your shares by mail, courier, and telephone or through the Fund’s web site www.IPOhome.com, as described below:

By Mail: The IPO Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

The selling price of each share being redeemed will be the IPO Fund’s per share net asset value next calculated after receipt of all required documents in good order.  Good order means that the request must include:

●

Your IPO Fund account number

●

The number of shares or dollar amount to be sold (redeemed)

●

The signatures of all account owners exactly as they are registered on the account

●

Any required signature guarantees

●

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships

●

In the case of shares being redeemed from an IRA or IRA/SEP Plan,

a statement of whether or not federal income tax should be withheld

(in the absence of any statement, federal tax will be withheld)

A signature guarantee of each owner is required to redeem shares in the following situations (i) if you change ownership on your account;  (ii) when you want the redemption proceeds sent to a different street or bank address from that registered on the account;  (iii) if the proceeds are to be made payable to someone other than the account’s owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the IPO Fund or the Transfer Agent within the last 30 days. In addition, signature guarantees are required for all redemptions in excess of $50,000 from any shareholder account.

Signature guarantees are designed to protect both you and the IPO Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

By Telephone

Shares of the IPO Fund may also be sold by calling the Transfer Agent toll-free at 1-888-476-3863. To use this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor’s pre-designated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent. The IPO Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone requests may not be modified or canceled.  The selling price of each share being redeemed will be the IPO Fund’s per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. The IPO Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Redemptions Through www.IPOhome.com

You may redeem your shares through the IPO Fund’s web site www.IPOhome.com. Shares from an account in any of the IPO Fund’s tax sheltered retirement plans can not be redeemed through the IPO Fund’s web site. For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.IPOhome.com”.

TRANSACTIONS THROUGH WWW.IPOHOME.COM

You may purchase and redeem IPO Fund shares through the IPO Fund’s web site www.IPOhome.com.  To establish Internet transaction privileges you must enroll through the web site.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user’s agreement through the web site in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the web site you must also have ACH instructions on your account.

If you open your account through the web site, then any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn.  Otherwise, redemption proceeds may be sent to you by check, or, if your account has bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s web site.  The IPO Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the IPO Fund and its service providers have established certain security procedures, the IPO Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the web site is unavailable for IPO Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the IPO Fund nor its Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

DIVIDEND AND TAX MATTERS

Dividends and Capital Gain Distributions

The IPO Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December.  When an investor establishes an account, all distributions will automatically be reinvested in full and fractional shares of the IPO Fund and will be calculated to the nearest 1000th of a share. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to the investor’s account on such date. No income dividend or capital gain distributions will be paid to shareholders in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

Taxes

The IPO Fund intends to qualify annually for and elect tax treatment applicable to all regulated investment companies under Subchapter M of the Internal Revenue Code of 1996, as amended.  Because it intends to distribute substantially all of its net investment income and capital gains to shareholders, it is not expected that the IPO Fund will be required to pay any federal income taxes.  The IPO Fund would be subject to a 4% excise tax on the portion of its undistributed income if it fails to meet certain annual distribution requirements. The IPO Fund intends to make distributions in a timely manner, and accordingly, does not expect to be subject to taxes.  Shareholders subject to taxation on their income will normally have to pay federal income taxes and any state and local income taxes on the dividends and distributions they receive from the IPO Fund.

At the end of each calendar year, shareholders are sent full information on dividends and long-term capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income and the portion taxable as long-term capital gains.

Prior to purchasing shares of the IPO Fund, prospective shareholders (except for tax qualified retirement plans) should consider the impact of dividends or capital gains distributions that are expected to be announced, or have been announced but not paid. Any such dividends or capital gains distributions paid shortly after a purchase of shares by an investor prior to the record date will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

Shareholders are advised to consult their own tax advisers with respect to these matters.

SHAREHOLDER COMMUNICATIONS

As an IPO Fund shareholder, you will receive quarterly account statements.  You will also receive calendar year-end statements that detail the tax characteristics of any dividends or capital gains that have been distributed.

REGULATORY MAILINGS

Financial reports will be sent at least semiannually.  The IPO Fund’s annual report will include audited financial statements.

As an IPO Fund shareholder, you will be sent account statements and regulatory mailings in paper format unless you request to receive account statements and/or regulatory mailings in electronic format.  You may elect to receive electronic format by registering for this feature on the IPO Fund’s web site www.IPOhome.com.

DISTRIBUTION ARRANGEMENTS

The IPO Fund has adopted a Distribution and Shareholder Servicing Plan

(the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940.  The Plan authorizes annual payments by the IPO Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .50% of the IPO Fund’s average daily net assets.  A long-term shareholder should consider that the fees and costs he or she will incur under the Distribution Plan may result in the shareholder paying more over time than the equivalent of the maximum front-end sales charges permitted by the rules and regulations of the National Association of Securities Dealers, Inc.

Payments for distribution under the Plan shall be used to compensate or reimburse the Broker/Dealer and other broker-dealers for services provided and expenses incurred in connection with the sale of the IPO Fund’s shares, and are not tied to the amount of actual expenses incurred.  Payments for distribution may also be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to .25% of the average daily net asset value of shares invested in the IPO Fund by customers of these broker-dealers.

FINANCIAL HIGHLIGHTS INFORMATION

This financial highlights table is intended to help you understand the IPO Fund’s financial performance for the five-year period through September 30, 2003.  Certain information reflects financial results for a single share of the IPO Fund.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the IPO Fund assuming reinvestment of all dividends and distributions.

Tait, Weller & Baker has audited this information.  Tait, Weller & Baker’s report along with further detail on the IPO Fund’s financial statements are included in the annual report, which is available upon request.

For a capital share outstanding throughout the period:

Year ended September 30,

	2003	2002	2001	2000	1999
Net Asset Value beginning of period	$7.40	$8.36	$30.48	$18.58	$11.19
Income From Investment Operations Net Investment Loss Net Realized and Unrealized Gain/(Loss)	(0.15) 2.38	(0.18) (0.78)	(0.32) (21.80)	(0.24) 12.14	(0.16) 7.55
Total From Investment Operations Net asset value, end of period	2.23 $9.63	(0.96) $7.40	(22.12) $8.36	11.90 $30.48	7.39 $18.58
Total return	30.14%	(11.48)%	(72.57)%	64.05%	66.04%
Ratio/supplemental data Net Assets, End of Period (in thousands) Ratio of expenses to average net assets	$19,574 2.50%	$15,871 2.50%	$23,038 2.50%	$117,981 2.50%	$15,422 2.50%
Ratio of net investment loss to average net assets	(1.92)%	(1.89)%	(1.76)%	(0.87)%	(1.17)%
Ratio of expenses to average net assets (excluding waivers)	3.93%	3.79%	2.93%	2.50%	3.41%
Ratio of net investment loss to average net assets (excluding waivers)	(3.35)%	(3.18)%	(2.19%)	(0.87%)	(2.08%)
Portfolio turnover rate	212.31%	263.74%	69.17%	67.54%	145.78%

ADDITIONAL INFORMATION

Statement of Additional Information

The SAI provides a more complete discussion of certain matters contained in this Prospectus and is incorporated by reference, which means that it is considered a part of the Prospectus.

Annual and Semi-Annual Reports

The annual and semi-annual reports to shareholders contain additional information about the IPO Fund’s investments, including a discussion of the market conditions and investment strategies that significantly affected the IPO Fund’s performance during its last fiscal year.

Obtaining Information

You may obtain the SAI, annual reports and semi-annual reports without charge by calling toll-free 1-888-476-3863 or by writing to the IPO Plus Fund c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137.  You can review and copy information about the IPO Fund (including the SAI) at the SEC’s Public Reference Room in Washington D.C.  You can call 1-202-942-8090 for information on the operations of the Public Reference Room.  Reports and other information about the IPO Fund are available at the SEC’s Internet site at: http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009, or by electronic request to publicinfo@sec.gov.

Transfer and Dividend Disbursing Agent

Gemini Fund Services, LLC, which has its headquarters at 4020 South 147th Street, Suite 2, Omaha, NE 68137, serves as the IPO Fund’s Transfer and Dividend Disbursing Agent.

Custodian

The Bank of New York, which has its principal custodial address at 100 Church Street, NY, NY  10286 acts as Custodian for the IPO Fund’s investments.

Counsel

Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, NY 10174-0208, serves as counsel to Renaissance Capital Greenwich Funds.

Independent Certified Public Accountants

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as independent certified public accountants of Renaissance Capital Greenwich Funds.

Investment Company Act File No. 811-08049.

The IPO Plus Aftermarket Fund

STATEMENT OF ADDITIONAL INFORMATION

January 30, 2004

The IPO Plus Aftermarket Fund (the “IPO Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware business trust , operating as a diversified, open-end investment company. This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus for the IPO Fund also dated January 31, 200 4. A Prospectus may be obtained without charge by writing the IPO Plus Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, or by calling toll free at 1-888-476-3863.

TABLE OF CONTENTS

FUND HISTORY

 2

INVESTMENT STRATEGIES AND RISKS

2

INVESTMENT RESTRICTIONS

7

CODE OF ETHICS

8

MANAGEMENT OF THE IPO FUND

8

INVESTMENT ADVISORY AND OTHER SERVICES

10

SHAREHOLDER SERVICES

11

BROKERAGE ARRANGEMENTS

12

HOW TO BUY SHARES

13

HOW TO REDEEM SHARES

13

VALUATION OF SECURITIES

14

TAXES

14

PERFORMANCE INFORMATION

16

ADDITIONAL INFORMATION

17

FINANCIAL STATEMENTS

18

FUND HISTORY

The IPO Fund is a series of Renaissance Capital Funds, a Delaware business trust organized on January 8, 1997.  The Trust may offer an unlimited number of shares and classes of the IPO Fund.

INVESTMENT STRATEGIES AND RISKS

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Investment Objective, Strategies and Risks”.

Short Sales

The IPO Fund may seek to hedge investments or realize additional gains through short sales.  Short sales are transactions in which the IPO Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  The IPO Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the IPO Fund must replace the borrowed security.  To complete such a transaction, the IPO Fund must borrow the security to make delivery to the buyer.  The IPO Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the IPO Fund sold the security.  Until the security is replaced, the IPO Fund is required to repay the lender any dividends or interest that accrue during the period of the loan.  To borrow the security, the IPO Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the IPO Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  The IPO Fund also will incur transaction costs in effecting short sales.  To secure its obligation to deliver the securities sold short, the IPO Fund will deposit in escrow in a separate account with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.

All short sales must be fully collateralized, and the IPO Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the IPO Fund exceeds 33 1/3% of its net assets.   The IPO Fund may also engage in a technique known as selling short “against the box.” When selling short “against the box,” the IPO Fund will own an equal amount of securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as and in an amount equal to, the securities sold short.  Gain will be recognized as a result of certain constructive sales including short sales against the box.

Securities Lending

For incremental income purposes, the IPO Fund may lend its portfolio securities constituting up to 33 1/3% of its total assets to U.S. or foreign broker-dealers, banks or institutional borrowers of securities which have been rated within the two highest grades assigned by Standard & Poor’s Corporation or Moody’s Investors Service or have been determined by Renaissance Capital to be of comparable quality.  Renaissance Capital is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement.  With the loan of portfolio securities, there is a risk that the borrowing institution will fail to redeliver the securities due.  The IPO Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the IPO Fund.  During the time portfolio securities are on loan, the borrower will pay the IPO Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the IPO Fund or the borrower at any time.  While the IPO Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment.

Futures Contracts

The IPO Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously purchased) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the IPO Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.  Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed.  Brokers may establish deposit requirements which are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open. The IPO Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, the IPO Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, the IPO Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the IPO Fund than might later be available in the market when it effects anticipated purchases.

The IPO Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the IPO Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts.  The IPO Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  The IPO Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes (as that term is defined in the Commodities Exchange Act) to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the IPO Fund’s total assets.  In addition, the IPO Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the IPO Fund’s total assets.  Futures transactions will be limited to the extent necessary to maintain the Fund’s qualification as a regulated investment company.

Renaissance Capital Funds, on behalf of the IPO Fund, has undertaken to restrict its futures contract trading as follows: first, the IPO Fund will not engage in transactions in futures contracts for speculative purposes; second, the

IPO Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the IPO Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the IPO Fund will submit to the CFTC special calls for information.  Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the “SEC”).  Under those requirements, where the IPO Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by the IPO Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if the IPO Fund “covers” a long position.  For example, instead of segregating assets, the IPO Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the IPO Fund.  In addition, where the IPO Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the IPO Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  The IPO Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  Where the IPO Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The IPO Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the IPO Fund.

Risk Factors in Futures Transactions.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the IPO Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the IPO Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the IPO Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  The IPO Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market, which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by the IPO Fund are primarily for hedging purposes, Renaissance Capital believes that the IPO Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the IPO Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that the IPO Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by the IPO Fund of margin deposits in the event of bankruptcy of a broker with whom the IPO Fund has an open position in a futures contract or related option.

Options

The IPO Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options.  The IPO Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the IPO Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the IPO Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The IPO Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the IPO Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the IPO Fund realizes a gain or loss equal to the difference between the IPO Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The IPO Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  The IPO Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the IPO Fund.

Covered Put Options.  The IPO Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the IPO Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the IPO Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, the IPO Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The IPO Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options.  The IPO Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the IPO Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the IPO Fund must pay.  These costs will reduce any profit the IPO Fund might have realized had it sold the underlying security instead of buying the put option.

The IPO Fund may purchase call options to hedge against an increase in the price of securities that the IPO Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the IPO Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the IPO Fund might have realized had it bought the underlying security at the time it purchased the call option.

The IPO Fund may also purchase put and call options to attempt to enhance its current return.

Risks Involved in the Sale of Options.  Options transactions involve certain risks, including the risks that Renaissance Capital will not forecast interest rate or market movements correctly, that the IPO Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of Renaissance Capital to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, the IPO Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Renaissance Capital believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the IPO Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that Renaissance Capital Funds and other clients of Renaissance Capital may be considered such a group.  These position limits may restrict the IPO Funds’ ability to purchase or sell options on particular securities.  Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options.  Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Illiquid Investments and Restricted Securities

The IPO Fund may invest up to 15% of its net assets in illiquid investments (investments that cannot readily be sold within seven days) including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees.  Renaissance Capital, under the supervision of the Board of Trustees, determines the liquidity of the IPO Fund’s investments.  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  Disposing of illiquid investments may involve time-consuming negotiation and legal expenses.  Restricted securities are securities that cannot be sold to the public without registration under the Securities Act of 1933.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Convertible Securities

The IPO Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The IPO Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the IPO Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

The IPO Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, the IPO Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the IPO Fund’s ability to achieve its investment objective.

Investment Company Securities

The IPO Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  Because such other investment companies employ an investment adviser, such investment by the IPO Fund will cause shareholders to bear duplicative fees, such as management fees.

Borrowing

The IPO Fund may, from time to time, borrow up to 33 1/3% of its total assets from banks at prevailing interest rates for temporary or emergency purposes and investing in additional securities.  The IPO Fund’s borrowings are limited so that immediately after such borrowings the value of assets (including borrowings) less liabilities (not including borrowings) is at least three times the amount of the borrowings.  Should the IPO Fund, for any reason, have borrowings that do not meet the above test then, within three business days, the IPO Fund must reduce such borrowings so as to meet the necessary test.  Under such a circumstance, the IPO Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so.  Gains made with additional funds borrowed will generally cause the net value of the IPO Fund’s shares to rise faster than could be the case without borrowings.  Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

INVESTMENT RESTRICTIONS

The IPO Fund has adopted the following restrictions and policies relating to the investment of the assets of the IPO Fund and its activities.  These are fundamental restrictions and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the IPO Fund which means the lesser of (1) the holders of more than 50% of the outstanding shares of the IPO Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

The IPO Fund may not:

1.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the IPO Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by the IPO Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.  Issue any senior security except that (a) the IPO Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the IPO Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and  (c) subject to the restrictions set forth below, the IPO Fund may borrow money as authorized by the 1940 Act.

4. Lend any security or make any other loan if, as a result, more than 33 1/3% of the IPO Fund’s total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

5.  Underwrite securities issued by others, except to the extent that the IPO Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the “1933 Act”) in the disposition of restricted securities.

6. With respect to 75% of the IPO Fund’s total assets, the IPO Fund may not purchase the securities of any issuer  (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result (a) more than 5% of the IPO Fund’s total assets would be invested in the securities of that issuer, or (b) the IPO Fund would hold more than 10% of the outstanding voting securities of that issuer.

7.  Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the IPO Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  In the utilities category, the industry shall be determined according to the service provided.  For example, gas, electric, water and telephone will be considered as separate industries.

CODE OF ETHICS

Renaissance Capital and the IPO Fund have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act, which prevents violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the IPO Fund to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the IPO Fund until the IPO Fund has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval from the President of the Trust; and (iv) engaging in a transaction involving securities held or being considered for investment by the IPO Fund (subject to a de minimus exception).

The Code of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.  The Codes of Ethics is also available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

MANAGEMENT OF THE IPO FUND

Overall responsibility for management of the IPO Fund rests with the Trustees who are elected by the shareholders.

The Trustees, in turn, elect the officers of the IPO Fund to actively supervise its day-to-day operations.

The Trustees and Officers of the IPO Fund and their principal occupations during the past five years are set forth below.

Trustees and Officers

Name

Principal

Other

Address

Position(s)

Length of

Occupation(s)

Directorships

Date of Birth

Held with Fund (a)

Service (b)

During Past 5 Years

Held

William K. Smith

Affiliated Trustee

Trustee since

Chairman of the Board,

None

Two Greenwich Plaza

Chairman

December 1997

President and Director -

Greenwich, CT  06830

President

Renaissance Capital Corp.

05/10/51

Linda R. Killian

Affiliated Trustee

Trustee since

Vice President and Director -

None

Two Greenwich Plaza

Secretary,

December 1997

Renaissance Capital Corp.

Greenwich, CT  06830

Co-Chief Investment

04/09/50

Officer

Kathleen Shelton Smith

Affiliated Trustee

Trustee since

Vice President, Treasurer,

None

Two Greenwich Plaza

Treasurer,

December 1997

Secretary and Director -

Greenwich, CT  06830

Co-Chief Investment

Renaissance Capital Corp.

05/27/54

Officer

Martin V. Alonzo

Independent Trustee

Trustee since

Partner-Tri-Artisan Partners, LLC

Chase

Chase Industries, Inc.

December 1997

Chairman, President and Chief

Industries, Inc.

2 Soundview Dr., Ste. 100

Executive Officer -

Greenwich, CT 06830

Chase Industries,

04/08/31

until 2001

Warren K. Greene

Independent Trustee

Trustee since

Senior Vice President and

EII Realty

Trendlogic Assoc., Inc.

December 1997

Investment Manager -

Securities Trust

1 Fawcett Pl.

Trendlogic, Inc.

Greenwich, CT  06830

02/03/36

Philip D. Gunn,

Independent Trustee

Trustee since

Managing Director -

Growth Capital Partners, Inc.

December 1997

Growth Capital Partners, Inc.;

520 Madison Avenue

Founder and President - Philip D.

New York, NY  10022

Gunn, a merchant banking firm

04/05/52

G. Peter O'Brien

Independent Trustee

Trustee since

Managing Director

Legg Mason Funds

118 Meadow Road

February 2000

Merrill Lynch

Royce Mutual Funds

Riverside, CT  06878

Equity Capital Markets,

Technology

10/13/45

 until 1999

Investment

Capital Corp.

Gerald W. Puschel

Independent Trustee

Trustee since

President and

None

F. Schumacher & Co.

December 1997

Chief Executive Officer,

79 Madison Avenue

F. Schumacher & Co.

New York, NY  10016

12/16/41

(a) As of September 30, 2003, there is only one (1) portfolio in the complex and it is overseen by all Trustees

(b) The term of service for each trustee is indefinite until a successor is elected.

*The following table indicates the compensation paid to each Trustee from Renaissance Capital Greenwich Funds for the IPO Fund’s most recently completed fiscal year.  Trustees who are “interested persons” of the IPO Fund, as defined in the 1940 Act.  The Trustees of the IPO Fund who are officers or employees of the investment adviser receive no remuneration from the IPO Fund.  Kathleen S. and William K. Smith are married.

Pension or

Estimated

Total

Total

Retirement

Annual

Compensation

Compensation

Benefits

Benefits

from Fund

from “Fund

Accrued as

Upon

Complex”

Portfolio

Retirement

Expenses

William K. Smith

“0”

“0”

“0”

“0”

Trustee

Kathleen Shelton

“0”

“0”

“0”

“0”

Smith, Trustee

Linda R. Killian

“0”

“0”

“0”

“0”

Trustee

Martin V. Alonzo,

“0”

“0”

-$6,000-

-$6,000-

Trustee

Philip D. Gunn,

“0”

“0”

-$6,000-

-$6,000-

Trustee

G. Peter O’Brien,

“0”

“0”

-$6,000-

-$6,000-

Trustee

Gerald W. Puschel,

“0”

“0”

waived

waived

Trustee

(1) Currently there is only the IPO Fund in the Renaissance Capital Funds Complex.

Control Persons and Principal Holders of Securities.  As of December 31, 200 3, the IPO Fund was aware that the following person(s) or entities owned a controlling interest (ownership of greater than 25%) or owned of record 5% or more of the outstanding shares of the IPO Fund: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, 15.6%; National Financial Services, Corp., 200 Liberty Street, One World Financial Center, New York, NY 10281-1003, 17.9%; National Investor Services Corp., 100 Wall Street, 29th Floor, New York, NY, 10269, 9.8%*.

As of December 31, 2003, the Trustees and officers as a group owned 6.73% of the IPO Fund.

* owners of record, not beneficial interest

INVESTMENT ADVISORY AND OTHER SERVICES

As described in the Prospectus, Renaissance Capital is the IPO Fund’s investment adviser, providing services under the advisory and service contracts.  Renaissance Capital has been a registered investment adviser since August 1994 and it and its predecessor have been operating since September 1991.

The principal executive officers and directors of Renaissance Capital are: William K. Smith, Chairman and President; Linda R. Killian, Secretary and Co-Chief Investment Officer; and Kathleen Shelton Smith, Treasurer, Co-Chief Investment Officer.  Renaissance Capital is wholly owned by the three principals.

The investment advisory agreement between the IPO Fund and Renaissance Capital dated October 10, 1997 provides for an advisory fee at an annual rate of 1.50% of the IPO Fund’s average daily net assets during the year.  For the 12-month period ended September 30, 2001, the Adviser was paid $761,098 in management fees and waived $217,962. For the 12-month period ended September 30, 2002, the Adviser was paid $299,053 in management fees and waived $257,222. For the 12-month period ended September 30, 2003, the Adviser was paid $235,029 in management fees and waived $224,092.

The investment advisory agreement provides that Renaissance Capital shall render investment advisory and other services to the IPO Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the IPO Fund.  The IPO Fund pays all other expenses not assumed by Renaissance Capital, including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal, audit and fund accounting expenses, fees and expenses in connection with qualification under federal and state securities laws, and costs of shareholder reports and proxy materials.

It is possible that certain of Renaissance Capital’s clients may have investment objectives similar to the IPO Fund and certain investments may be appropriate for the IPO Fund and for other clients advised by Renaissance Capital. From time to time, a particular security may be bought or sold for only one client’s portfolio or in different amounts and at different times for more than one but less than all such clients.  In addition, a particular security may be bought for one or more clients when one of more clients are selling such security, or purchases or sales of the same security may be made for two or more clients at the same time.  In such an event, such transactions, to the extent practicable, will be averaged as to price and allocated as to amount in proportion to the amount of each order.  In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the IPO Fund.  In other cases, however, it is believed that the ability of the IPO Fund to participate, to the extent permitted by law, in volume transactions will produce less expensive brokerage costs.

The officers, directors, employees of Renaissance Capital and its affiliates may from time to time own securities that are also held in the IPO Fund’s portfolio.  Renaissance Capital has adopted a Code of Ethics which requires among other things, duplicate confirms of security transactions for each account and restricting trading in various types of securities to avoid possible conflicts of interest.

Renaissance Capital may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers, or financings.  In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the IPO Fund, specific reference to such agreements will be made in the “Schedule of Investments” in shareholder reports of the IPO Fund.  As of the date of this Statement of Additional Information, no such agreements exist.

Fund Administration

Under an Administration Agreement dated February 2, 2004 (the “Administration Agreement”), Gemini Fund Services, LLC. (the “Administrator”), located at 150 Motor Parkway, Suite 205, Hauppauge, NY  11788, generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees.

For its services, the Administrator receives a fee on the value of the IPO Fund computed daily and payable monthly, at the annual rate of $25,000 on the first $75 million in average daily net assets, plus six one-hundredths of one percent (0.06%) on the next $100 million of average daily net assets, and 4 one-hundredths of one percent (0.04%) on the balance plus out of pocket expenses.

Fund Accounting

Under an Accounting Agreement dated February 2, 2004 (the “Accounting Agreement”), Gemini Fund Services, LLC. (the “Accountant”), located at 150 Motor Parkway, Suite 205, Hauppauge, NY  11788, generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees.

For its services, the Accountant receives a fee on the value of the IPO Fund computed daily and payable monthly, at the annual rate of $25,000 on the first $75 million in average daily net assets, plus 1 and 1/4 one-hundredths of one percent (0.0125%) on the next $200 million of average daily net assets, and 1 one-hundredths of one percent (0.01%) on next $300 million of average daily net assets, plus 1/4 one-hundredths of one percent (0.0075%) on the balance, plus out of pocket expenses.

From October 1, 2000 though January 31, 2004, UMB Fund Services, Inc, 803 West Michigan Street, Suite A. Milwaukee, WI 53233-2301, provided administration and fund accounting services to the IPO Fund for a fee of 0.18% on the first $50 million of average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum plus out of pocket expenses.

SHAREHOLDER SERVICES

The IPO Fund has entered into shareholder servicing agreements with certain shareholder servicing agents under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the IPO Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services.  For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of shares of the IPO Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.  Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans.  Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services.  Certain shareholder servicing agents may (although they are not required by the IPO Fund to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents. In approving the Distribution Plan (“the Plan”) in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not “interested persons”, as defined by the 1940 Act, of the Renaissance Capital Funds and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the IPO Fund and its shareholders.  The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the IPO Fund’s outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees.  While the Plan remains in effect, the Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the IPO Fund under the Plan and the purposes for which such expenditures were made.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Independent Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office. For the 12-month period ended September 30, 2002 the IPO Fund paid $49,842 in shareholder services fees and $49,842 in distribution fees, a portion of which was paid to Renaissance  For the 12-month period ended September 30, 200 3 the IPO Fund paid $39,171 in shareholder services fees and $39,171 in distribution fees, a portion of which was paid to Renaissance

Capital Investments, an affiliate.

Transfer Agent

As of February 2, 2004, Gemini Fund Services, LLC, which has its headquarters at 4020 South 147th Street, Suite 2, Omaha, NE 68137, serves as the IPO Fund’s Transfer and Dividend Disbursing Agent.

Prior to February 2, 2004, UMB Fund Services, Inc., which has its principal custodial address at 803 West Michigan Street, Suite A, Milwaukee, WI 53233-2301, served as the IPO Fund's Transfer and Dividend Disbursing Agent.

Custodian

As of February 2, 2004, The Bank of New York, which has its principal custodial address at One Wall Street, New York, NY 10286 acts as Custodian for the IPO Fund’s investments. Under the terms of the Custodial Agreement, the Bank of New York is responsible for the receipt and delivery of the IPO Fund’s securities and cash.  The Bank of New York does not exercise any supervisory functions over the management of the IPO Fund or the purchase and sale of securities.

Prior to February 2, 2004, UMB Bank, N.A., served as the custodian for the IPO Fund.

Independent Certified Public Accountants, Tait Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA  19103, serves as independent certified public accountants for the IPO Fund.  They are responsible for performing an audit for the IPO Fund’s year-end financial statements as well as providing accounting and tax advice for the management of the IPO Fund.

BROKERAGE ARRANGEMENTS

Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of Renaissance Capital, are able to execute them as expeditiously as possible and at the best obtainable price.  Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained.  Renaissance Capital is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.  Such services may include but are not limited to information as to the availability of securities for purchase and sale; statistical or factual information or opinions pertaining to investments; and appraisals or evaluations of portfolio securities.  Such allocations will be in such amounts and in such proportions as Renaissance Capital may determine.  A portion of the

IPO Fund’s brokerage commissions may be paid to Renaissance Capital Investments, Inc. (the “Broker/Dealer”), an affiliate of Renaissance Capital.

Renaissance Capital undertakes that such higher commissions will not be paid by the IPO Fund unless (1) Renaissance Capital determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Renaissance Capital’s overall responsibilities to the IPO Fund, (2) such payment is made in compliance with the provisions of Section 28 (e) of the Securities and Exchange Act of 1934 and other applicable state and federal laws, and (3) in the opinion of Renaissance Capital the total commissions paid by the IPO Fund are reasonable in relation to the expected benefits to the IPO Fund over the long term.  The investment advisory fees paid by the IPO Fund under the investment advisory agreement are not reduced as a result of the IPO Fund’s receipt of research services.  For the 12-month period ended September 30, 2001, the IPO Fund paid $135,637 in brokerage commissions. For the 12-month period ended September 30, 2002, the IPO Fund paid $ 209,976 in brokerage commissions .. For the 12-month period ended September 30, 200 3 , the IPO Fund paid $ 163,600 in brokerage commissions ..

Consistent with both the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such policies as the Board of Trustees may determine, and subject to seeking best execution, Renaissance Capital may consider sales of shares of the IPO Fund as a factor in the selection of dealers to execute portfolio transactions for the IPO Fund.

The Board of Trustees has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid to the Broker/Dealer or any other “affiliated person” be “reasonable and fair” compared to the commissions paid to other brokers in connection with comparable transactions.  The procedures require that Renaissance Capital furnish reports to the Trustees with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto.

Section 10(f) of the 1940 Act generally prohibits an investment company from acquiring, during the existence of any underwriting or selling syndicate, any securities the principal underwriter of which is affiliated with the investment company’s investment adviser.  Rule 10f-3, however, permits an investment company to purchase such securities if certain procedures are followed.  These conditions include (i) that the securities to be purchased are part of a registered offering or are municipal securities; (ii) that the securities are purchased at not more than the public offering price; (iii) that the securities are offered pursuant to an underwriting agreement; (iv) that the commissions paid are fair and reasonable; (v) that the securities meet certain qualifications and ratings; (vi) that the amount of securities purchased are limited to up to 25% of the principal amount of the offering; and (vii) that the investment company may not purchase such securities directly or indirectly from certain affiliated persons.  The procedures must be approved and reviewed annually by the Board of Trustees of the investment company.

HOW TO BUY SHARES

(See also “Net Asset Value” and  “Investing in the IPO Fund” in the IPO Fund’s Prospectus)

Shares of the IPO Fund are purchased at the net asset value next calculated after receipt of a purchase order.  The

IPO Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated.  Shares of the IPO Fund may be purchased by various tax-sheltered retirement plans.  Upon request, the Service Agent will provide information regarding eligibility and permissible contributions.  Because a retirement plan is designed to provide benefits in future years, it is important that the investment objective of the IPO Fund be consistent with the participant’s retirement objectives and time horizon.  Premature withdrawals from a retirement plan may result in adverse tax consequences.  For more complete information, contact the Service Agent at 1-888-IPO-FUND during New York Stock Exchange business hours.

HOW TO REDEEM SHARES

(See also “Redeeming IPO Fund Shares” in the IPO Fund’s Prospectus)

A fee will be charged on the redemption of shares equal to 2% of the redemption price of shares of the IPO Fund held 90 days or fewer that are being redeemed.  There is no redemption fee for the sale of shares held longer than 90 days.

The right of redemption may be suspended, or the date of payment postponed by the IPO Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closures, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the IPO Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the IPO Fund to determine the fair value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of the IPO Fund’s shareholders.

It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for the IPO Fund to pay for redemptions in cash.  In such cases the Board may authorize payment to be made in portfolio securities or other property of the IPO Fund.  However, the IPO Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the IPO Fund’s net assets if that is less) in any 90-day period.  Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving such securities may incur brokerage costs on their sales.

VALUATION OF SECURITIES

For purposes of computing the IPO Fund’s net asset value per share, securities traded on national security exchanges or on the NASDAQ National Market System, for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities or, lacking any reported sales on that day, at the most recent bid quotations.  Securities for which current market quotations are not readily available are valued at estimated fair market value as determined in good faith by the IPO Fund’s investment adviser, subject to the review and supervision of the Board of Directors.  Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.  The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

As indicated in the Prospectus, net asset value for the IPO Fund is determined as of the end of regular trading hours on the New York Stock Exchange  (generally 4:00 p.m. Eastern Time) on days that the New York Stock Exchange is open.  The net asset value per share is determined by dividing the market value of the IPO Fund’s securities as of the close of trading plus any cash or other assets (including dividends and accrued interest) less all liabilities (including accrued expenses) by the number of the IPO Fund’s shares outstanding.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.  The Board of Trustees will review the method of valuation on a current basis.  In making their good faith valuation of restricted securities, the Board of Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased.  This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

TAXES

The IPO Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  By so qualifying, the IPO Fund will not be subject to Federal income taxes to the extent that it distributes its net investment income and realized net capital gains.

Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income (even though reinvested in additional IPO Fund shares).  Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the IPO Fund have been held by such shareholders and regardless of the fact that the distribution is received in additional shares of the IPO Fund.  It is expected that dividends will constitute a small portion of the IPO Fund’s gross income.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, an amount equal to 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year).  The balance of such income must be distributed during the next calendar year.  For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.  The IPO Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Options and futures contracts entered into by the IPO Fund will be subject to special tax rules.  These rules may accelerate income to the IPO Fund, defer IPO Fund losses, cause adjustments in the holding periods of IPO Fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses.  As a result, these rules could affect the amount, timing and character of IPO Fund distributions.

A distribution by the IPO Fund will result in a reduction in the IPO Fund’s net asset value per share.  Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above even though, from an investor standpoint, it may constitute a return of capital.  In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will then receive a return of capital on the distribution that nevertheless is taxable to them.  All distributions, even though reinvested in shares, must be reported by each shareholder on his or her federal income tax return. Under the Code, dividends declared by the IPO Fund in October, November and December of any calendar year, and payable to shareholders of record in such a month, shall be deemed to have been received by the shareholder on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year.  The IPO Fund intends to pay all dividends during the month of December so that it will not be affected by this rule.

A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the IPO Fund.  The tax consequences of a sale or redemption depend on several factors, including the shareholder’s tax basis in the shares sold or redeemed and the length of time the shares have been held.  Basis in the shares may be the actual cost of those shares (net asset value of the IPO Fund shares on purchase or reinvestment date).  Under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the IPO Fund has distributed long-term capital gain dividends on such shares.  Moreover, a loss on a sale or redemption of IPO Fund shares will be disallowed to the extent the shareholder purchases other shares of the IPO Fund within 30 days before or after the date the shares are sold or redeemed.

For Federal income tax purposes, distributions paid from net investment income and from any realized net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares.  Dividends are taxable as ordinary income, whereas capital gain distributions are taxable as long-term capital gains.  The 70% dividends-received deduction for corporations will apply only to the proportionate share of the dividend attributable to dividends received by the IPO Fund from domestic corporations.

Any dividend or capital gain distribution paid shortly after a purchase of shares of the IPO Fund will have the effect of reducing the per share net asset value of such share by the amount of the dividend or distribution.  Furthermore, even if the net asset value of the shares of the IPO Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

The IPO Fund is required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividend payments and redemption and exchange proceeds if an investor fails to furnish the IPO Fund with his social security number or other tax identification number or fails to certify under penalty of perjury that such number is correct or that he is not subject to backup withholding due to the underreporting of income.  The certification form is included as part of the share purchase application and should be completed when the account is opened.  Corporations, other exempt individuals or entities, and foreign individuals that furnish the IPO Fund with proper notification of their foreign status will not be subject to backup withholding.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult their respective tax advisers for a complete review of the tax ramifications of an investment in the IPO Fund.

PERFORMANCE INFORMATION

General

From time to time, quotations of the IPO Fund’s performance may be included in advertisements, sales literature or reports to shareholders or prospective investors.  These performance figures are calculated in the following manner.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter.  Average annual total return quotations reflect changes in the price of the IPO Fund’s shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in IPO Fund shares.  Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

T = (ERV/P)1/n - 1

               Where:

               T      =

Average annual total return

               P      =

A hypothetical initial investment of $1,000

               n      =    Number of years

               ERV =  Ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical

$1,000 investment made at the beginning of the applicable period.

It should be noted that average annual total return is based on historical earnings and based on changes in market conditions and the level of the IPO Fund’s expenses.

AFTER TAX PERFORMANCE

The table below shows the average annual total return of the IPO Fund for the specified periods before taxes, after taxes on distributions, and after taxes on distributions and redemptions.

Average Annual Total Returns as of September 30, 2003

 Since Inception

One-Year

Five-Year

(12/19/97)

Return Before Taxes

30.14%

-2.96%

 -4.41%

Return After Taxes on

  Distributions

30.14%

-2.96%

 -4.41%

Return After Taxes on

  Distributions

  and Sale of Fund Share

19.59%

-2.33%

  -3.68%

In connection with communicating its average annual total return to current or prospective shareholders, the IPO Fund also may compare these figures to the performance of other mutual funds tracked by the mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management cost.

Comparison of Portfolio Performance

Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner.  Because there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the IPO Fund with performance equated with respect to other investment companies or types of investments.

Marketing and other IPO Fund literature may include a description of the potential risks and rewards associated with an investment in the IPO Fund.  The description may include a “risk/return spectrum” which compares the IPO Fund to other Funds investing in IPOs or broad categories of funds, such as money market, bond or equity funds, in terms of potential risk and returns.  Money market funds are designed to maintain a constant  $1.00 share price and have a fluctuating yield.  Share price, yield and total return of a bond fund will fluctuate.  The share price and return of an equity fund also will fluctuate.  Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

ADDITIONAL INFORMATION

Description of Shares

Renaissance Capital Funds is a Delaware business trust.  The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value.  The Trust Instrument authorizes the Trustees to divide or re-divide any unissued shares of the Renaissance Capital Funds into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment, as described in the Prospectus and this Statement of Additional Information, Renaissance Capital Fund’s shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of Renaissance Capital Funds, shares of the IPO Fund are entitled to receive the assets available for distribution belonging to the IPO Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of the Renaissance Capital Funds, of any general assets not belonging to any particular fund that are available for distribution.

Shares of Renaissance Capital Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine). The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case (or if required under the 1940 Act) such matter shall be voted on by such class or classes.  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of Renaissance Capital Funds.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e. persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, Renaissance Capital Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability

The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of Renaissance Capital Funds shall not be liable for the obligations of Renaissance Capital Funds.  The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that Renaissance Capital Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Renaissance Capital Funds, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of Renaissance Capital Funds shall be personally liable in connection with the administration or preservation of the assets of the IPO Fund or the conduct of Renaissance Capital Fund’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Declaration of Trust also provides that all persons having any claim against the Trustees or Renaissance Capital Funds shall look solely to the assets of Renaissance Capital Funds for payment.

FINANCIAL STATEMENTS

The financial statements and Report of Independent Accountants for the fiscal year ended September 30, 200 3 are contained in the Annual Report, which is hereby incorporated by reference.

PART C. OTHER INFORMATION

ITEM 23.

Exhibits

(a)   Amended Certificate of Trust dated October 30, 1997 is incorporated herein by reference to Exhibit 99.B1(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-0000012.

Delaware Trust Instrument dated January 8, 1997 is incorporated herein by reference to Exhibit 99.B1(b) to the Registrant's Registration Statement on Form N-1A filed electronically on February 6, 1997, accession number 0001026634-97-000003.

(b)  Bylaws dated February 3, 1997 are incorporated herein by reference to Exhibit 99.B2 to the Registrant's Registration Statement on Form N-1A filed electronically on February 6, 1997, accession number 0001026634-97-000003.

(c)  None.

(d)   Form of Investment Advisory Agreement between the Registrant and Renaissance Capital Corporation is incorporated herein by reference to Exhibit 99.B5 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

(e)  Form of Distribution Agreement between Registrant and Renaissance Capital Investments, Inc. is incorporated herein by reference to Exhibit 99.B6(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634- 97-000012.

Form of Selected Dealer Agreement is incorporated herein by reference to Exhibit 99.B6(b) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997,  accession number 0001026634-97-000012.

(f)  None.

(g) (1) Form of Domestic Custody Agreement between the Registrant and UMB Bank N.A. is incorporated herein by reference to Exhibit 99B6(g) to the Registrant's Registration Statement on Form N-1A filed electronically on February 8, 2001, accession number 0001026634-01-000005.

(g)  (2) Form of Domestic Custody Agreement between the Registrant and The Chase Manhattan Bank is incorporated herein by reference to Exhibit 99.B8(a) to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

(g) (3) Custody Agreement between the Registrant and The Bank of New York is filed herewith.

(h) (1) Form of Administrative and Accounting Services Agreement between the Registrant and Sunstone Financial Group, Inc. is incorporated herein by reference to Exhibit 99B6(h) to the Registrant's Registration Statement on Form N-1A filed electronically on February 8, 2001, accession number 0001026634-01-000005.

(h) (2)Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, is filed herewith.

(h) (3) Form of Transfer Agency Services Agreement between the Registrant and Sunstone Financial Group, Inc. is incorporated herein by reference to Exhibit 99B6(h) to the Registrant’s  Registration Statement on Form N-1A filed electronically on February 8, 2001, accession number 0001026634-01-000005.

(h) (4)Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, is filed herewith.

(h) (5) Form of Inbound Call and Fulfillment Agreement between the Registrant and Sunstone Financial Group, Inc. is. incorporated herein by reference to Exhibit 99B6(h) to the Registrant’s Registration Statement on Form N-1A filed electronically on February 8, 2001, accession number 0001026634-01-000005.

(h) (6) Form of Administration, Accounting and Transfer Agency Services Agreement between the Registrant and Chase Global Fund Services Company is incorporated herein by reference to Exhibit 99.B9 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, number 0001026634-97-000012.

(h) (7)Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, is filed herewith.

(i)   Opinion of Kramer Levin Naftalis & Frankel LLP is hereby incorporated by reference to Exhibit 99.B10 (a) to the Registrant's Registration Statement on Form N-1A filed electronically on December 18, 1997, accession number 0001026634-97-000015.

Opinion of Morris, Nichols, Arsht & Tunnell is hereby incorporated by reference to Exhibit 99.B10(b) to the Registrant ’ s Registration statement of Form N-1A filed electronically on December 18, 1997, accession number 0001026634-97-000015.

(j)   (1) Consent of Kramer, Levin, Naftalis & Frankel is incorporated herein by reference to Exhibit (j) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A filed electronically on January 30, 2002. ..

(j) (2) Consent of Tait, Weller & Baker is filed herewith.

(k)   None.

(l)   Form of Investment Letter is incorporated herein by reference to Exhibit 99.B13 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, accession number 0001026634-97-000012.

(m)

Form of Rule 12b-1 Distribution Plan is incorporated herein by reference to Exhibit 99.B15 to the Registrant's Registration Statement on Form N-1A filed electronically on October 31, 1997, number 0001026634-97-000012.

(n) None.

(o) None.

(p) Form of Code of Ethics is incorporate d herein by reference to Exhibit 99B6(p) to the Registrant's Registration Statement on For N-1A filed electronically on February 8, 2001, accession number 0001026634-01-000005.

Powers of Attorney:  Martin V. Alonzo, Warren K. Greene, Gerald Puschel, Philip D. Gunn and G. Peter O’Brien

ITEM 24. Persons Controlled By or Under Common Control with Registrant

None.

ITEM 25.  Indemnification

Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein as Exhibit 2 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)   Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)   every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)   the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Covered Person:

(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)  in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C)by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to  indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)  Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification E is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.

Business and Other Connections of Investment Adviser

Renaissance Capital Corporation, Registrant's investment adviser, is a registered investment adviser providing research on initial public offerings to institutional and individual investors.  The directors and officers of Renaissance Capital Corporation have held the following positions of a substantial nature:

Name	Position with the Adviser	Other Employment
William K. Smith	Chairman of the Board, President and Director	Chairman of the Board and President of Renaissance Capital Investments, Inc., the underwriter
Kathleen Shelton Smith	Vice President, Secretary, Treasurer and Director	Secretary, Treasurer and Director of the underwriter
Linda R. Killian	Vice President, Assistant Secretary and Director	Vice President, Assistant Secretary and Director of the underwriter

The business address of each of the officers and directors is 2 Greenwich Plaza, Greenwich, CT 06830.

Item 27.  Principal Underwriters

(a)

 Not applicable.

(b)

Renaissance Capital Investments, Inc. serves as underwriter to the Registrant.  The following information is provided with respect to each director, officer or partner of the underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
William K. Smith 2 Greenwich Plaza Greenwich, Connecticut 06830	Chairman of the Board and President	Chairman of Board, President and Trustee
Kathleen Shelton Smith 2 Greenwich Plaza Greenwich, Connecticut 06830	Secretary, Treasurer and Director	Vice President, Treasurer, co-Chief Investment Officer and Trustee
Linda R. Killian 2 Greenwich Plaza Greenwich, Connecticut 06830	Vice President, Assistant Secretary and Director	Vice President, Secretary, Chief Investment Officer and Trustee

(c)

Not applicable.

ITEM 28.  Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of the Registrant’s transfer agent and administrator, Gemini Fund Services, LLC, located at  4020 South 147th Street, Omaha, Nebraska 68137 and 150 Motor Parkway, Hauppauge, New York 11788, respectively. The records required to be maintained  under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Investment Advisory and Other Services" in Part B to this Registration Statement.

ITEM 29.  Management Services

Not applicable.

ITEM 30. Undertakings

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, a shareholder meeting will be called for the purpose of voting upon the removal of a director or directors and that communications with other shareholders will be assisted as provided by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 18th day of  February , 2004

RENAISSANCE CAPITAL GREENWICH FUNDS

/s/ William K. Smith

By:

               William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of February , 200 4 ..

/s/ William K. Smith

William K. Smith

Chairman, President

and Trustee

/s/ Kathleen Shelton Smith

Kathleen Shelton Smith        Vice President, Treasurer,

Co-Chief Investment Officer and Trustee

/s/ Linda R. Killian

Linda R. Killian

Vice President, Secretary,

Co-Chief Investment Officer and Trustee

/s/ Martin V. Alonzo

Martin V. Alonzo

Trustee

/s/ Warren K. Green

Warren K. Greene

Trustee

/s/ Philip D. Gunn

Philip D. Gunn

Trustee

_ /s/ G. Peter  O’Brien

G. Peter O'Brien

Trustee

/s/ Gerald W. Puschel____

Gerald W. Puschel

Trustee

__ /s/ Linda R. Killian _________________

By  Linda R. Killian

     Attorney In Fact

EXHIBIT INDEX

Exhibit (g) (3)

Custody Agreement between the Registrant and Bank of New York

Exhibit (h) (2)

Administrati on Service Agreement between the Registrant and Gemini Fund Services, LLC ..

Exhibit (h)(4)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC

Exhibit (h)(7)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC

Exhibit (j) (2)

Consent of Tait, Weller & Baker

Powers of Attorney